PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

12.    PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Buildings	2,263,778,746	3,567,558,224
Machinery and equipment	7,402,215,351	8,785,627,088
Motor vehicles	41,488,896	45,116,481
Furniture, fixture and office equipment	409,261,873	501,050,699
	10,116,744,866	12,899,352,492
Less: Accumulated depreciation	(3,087,018,295)	(3,497,199,736)
Subtotal	7,029,726,571	9,402,152,756
Construction in progress	1,246,173,113	806,051,793
Property, plant and equipment, net	8,275,899,684	10,208,204,549

Depreciation expenses were RMB600,541,219,RMB802,022,200 and RMB737,584,653 for the years ended December 31, 2017, 2018 and 2019, respectively.

During the years ended December 31, 2017, 2018 and 2019, the Group disposed certain equipment with the net book value amounting of RMB1,072,424,435,RMB198,818,135 and RMB269,221,102 and recognized related disposal gain/(loss) amounted to RMB82,411,232 and RMB(48,168,035) and RMB(67,953,732), respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Significant increase of property, plant and equipment during the year ended December 31, 2019 was attributable to the expansion of manufacturing capacity and automation upgrade of the Group.

In the years ended December 31, 2017, 2018 and 2019, the Group recorded impairments of nil, 14,548,043 and 68,262,038 related to the retirement of certain equipment in production lines that had become obsolete.

As of December 31, 2018 and 2019, certain property, plant and equipment with net book value amounting of RMB2,306,559,529 and RMB2,158,435,628 are pledged as collateral for the Group’s borrowings (note 19).